Changes in Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Changes in Accumulated Other Comprehensive Income (Loss)

Note 12:    Changes in Accumulated Other Comprehensive Income (Loss)

The balances in accumulated other comprehensive income (loss) are shown in the following tables:

	For the Three Months Ended September 30, 2016
(Dollars in thousands)	Net Unrealized Gains (Losses) on Securities	Pension and Post-retirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance July 1, 2016	$624	$(883)	$(259)
Change in net unrealized holding gains on securities, before reclassification	—	—	—
Reclassification for previously unrealized net gains recognized in income, net of tax expense of $62	(118)	—	(118)

Balance September 30, 2016	$506	$(883)	$(377)

	For the Three Months Ended September 30, 2015
(Dollars in thousands)	Net Unrealized Gains (Losses) on Securities	Pension and Post-retirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance July 1, 2015	$(130)	$(966)	$(1,096)
Change in net unrealized holding gains on securities, before reclassification, net of tax expense of $136	267	—	267
Reclassification for previously unrealized net gains recognized in income, net of tax expense of $0	(2)	—	(2)

Balance September 30, 2015	$135	$(966)	$(831)

	For the Nine Months Ended September 30 , 2016
(Dollars in thousands)	Net Unrealized Gains (Losses) on Securities	Pension and Post-retirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance January 1, 2016	$107	$(883)	$(776)
Change in net unrealized holding gains on securities, before reclassification, net of tax expense of $305	590	—	590
Reclassification for previously unrealized net gains recognized in income, net of tax expense of $99	(191)	—	(191)

Balance September 30, 2016	$506	$(883)	$(377)

	For the Nine Months Ended September 30, 2015
(Dollars in thousands)	Net Unrealized Gains (Losses) on Securities	Pension and Post-retirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance January 1, 2015	$45	$(966)	$(921)
Change in net unrealized holding losses on securities, before reclassification, net of tax expense of $47	93	—	93
Reclassification for previously unrealized net gains recognized in income, net of tax expense of $1	(3)	—	(3)

Balance September 30, 2015	$135	$(966)	$(831)

Reclassification for previously unrealized gains (losses) and impairments on securities are reported in the Consolidated Statements of Income as follows. No unrealized gains (losses) on pension and post-employment related costs were reclassified to the Consolidated Statements of Income in the three and nine months ended September 30, 2016 and 2015.

Accumulated Other Comprehensive Income (Loss) Reclassification for the Three Months Ended Holding Losses on Securities

(Dollars in thousands)	September 30, 2016	September 30, 2015
Net gains on sale of securities available-for-securities	$180	$2
Tax expense	(62)	—

Impact on net income	$118	$2

Accumulated Other Comprehensive Income (Loss) Reclassification for the Nine Months Ended Holding Losses on Securities

(Dollars in thousands)	September 30, 2016	September 30, 2015
Net gains on sale of securities available-for-securities	$290	$4
Tax expense	(99)	(1)

Impact on net income	$191	$3

Note 24. Accumulated Other Comprehensive Income

The balances in accumulated other comprehensive income (loss) are shown in the following table (dollars in thousands):

	Net Unrealized	Pension and	Accumulated Other
	Gains (Losses)	Post-retirement	Comprehensive
	on Securities	Benefit Plans	Income (Loss)
Balance January 1, 2014	$(791)	$(382)	$(1,173)
Change in net unrealized holding gains on securities, before reclassification, net of tax expense of $422	820	—	820
Reclassification for previously unrealized net losses recognized in income, net of tax benefit of $9	16	—	16
Net loss on pension and postretirement plans, net of tax benefit of $301	—	(584)	(584)

Balance December 31, 2014	45	(966)	(921)

Change in net unrealized holding gains on securities, before reclassification, net of tax expense of $46	90	—	90
Reclassification for previously unrealized net gains recognized in income, net of tax expense of $14	(28)	—	(28)
Net gain on pension and postretirement plans, net of tax expense of $42	—	83	83

Balance at December 31, 2015	$107	$(883)	$(776)

Reclassification for previously unrealized gains and impairments on securities and pension and postemployment related costs are reported in the consolidated statements of income as follows:

	Accumulated Other Comprehensive Income (Loss)
	Reclassification for the Year Ended
	December 31, 2015
	Holding gains (losses)	Pension and
(Dollars in thousands)	on securities	postemployment costs
Net gains on sale of securities available-for-securities	$42	$—
Salaries and employee benefits	—	(76)
Tax (expense) benefit	(14)	29

Impact on net income	$28	$(47)

	Accumulated Other Comprehensive Income (Loss)
	Reclassification for the Year Ended
	December 31, 2014
	Holding gains (losses)	Pension and
(Dollars in thousands)	on securities	postemployment costs
Net losses on sale of securities available-for-securities	$(25)	$—
Salaries and employee benefits	—	(37)
Tax (expense) benefit	9	13

Impact on net income	$(16)	$(24)